Note 21 - Subsequent Events (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Feb. 08, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, Including Assessed Tax		$ 1,351	$ 1,351	$ 180
SEED Therapeutics Inc. [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Revenue from Contract with Customer, Including Assessed Tax		$ 1,351	$ 1,351
SEED Therapeutics Inc. [Member] | Research Collaboration and License Agreement with Eli Lilly [Member] | Subsequent Event [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 2,000